Investments - The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale debt securities (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2022 JPY (¥)
Debt Securities, Available-for-sale [Line Items]
Fair value	¥ 14,086
Gross unrealized holding losses	76
Gross unrealized holding gains	35
Cost	14,127
Due Within One Year Through Five Years [Member]
Debt Securities, Available-for-sale [Line Items]
Fair value	4,785
Due Within One Year [Member]
Debt Securities, Available-for-sale [Line Items]
Fair value	9,301
Corporate Bonds [Member] | Due Within One Year Through Five Years [Member]
Debt Securities, Available-for-sale [Line Items]
Fair value	4,785
Gross unrealized holding losses	65
Cost	4,850
Corporate Bonds [Member] | Due Within One Year [Member]
Debt Securities, Available-for-sale [Line Items]
Fair value	9,301
Gross unrealized holding losses	11
Gross unrealized holding gains	35
Cost	¥ 9,277